Disclosures about the Fair Value of Financial Instruments and Concentrations of Credit Risk (Estimated Fair Values of Canon's Financial Instruments) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, including current installments	¥ (177,410)	¥ (346,317)
Estimate of Fair Value, Fair Value Disclosure
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, including current installments	¥ (177,343)	¥ (346,275)